Distribution Date:	04/17/25	Wells Fargo Commercial Mortgage Trust 2015-NXS2
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23-24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989MAA7	1.435000%	27,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989MAB5	3.020000%	161,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989MAC3	3.247000%	7,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989MAD1	3.498000%	150,000,000.00	102,463,510.28	102,463,510.28	298,681.13	0.00	0.00	102,762,191.41	0.00	0.00%	30.00%
A-5	94989MAE9	3.767000%	240,335,000.00	240,335,000.00	79,976,125.25	754,451.62	0.00	0.00	80,730,576.87	160,358,874.75	60.00%	30.00%
A-SB	94989MAF6	3.461000%	53,406,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989MAG4	4.121000%	51,432,000.00	51,432,000.00	0.00	176,626.06	0.00	0.00	176,626.06	51,432,000.00	47.17%	24.38%
B	94989MAK5	4.393264%	73,149,000.00	73,149,000.00	0.00	267,802.41	0.00	0.00	267,802.41	73,149,000.00	28.92%	16.38%
C	94989MAL3	4.393264%	36,575,000.00	36,575,000.00	0.00	133,903.04	0.00	0.00	133,903.04	36,575,000.00	19.79%	12.38%
D	94989MAM1	4.393264%	40,003,000.00	40,003,000.00	0.00	146,453.13	0.00	0.00	146,453.13	40,003,000.00	9.81%	8.00%
E	94989MAZ2	3.419000%	25,145,000.00	25,145,000.00	0.00	397,773.75	0.00	0.00	397,773.75	25,145,000.00	3.54%	5.25%
F	94989MBB4	3.419000%	18,287,000.00	18,287,000.00	0.00	0.00	0.00	4,090,170.09	0.00	14,196,829.91	0.00%	3.25%
G	94989MBD0	3.419000%	29,717,540.00	910,571.82	0.00	0.00	0.00	910,571.82	0.00	0.00	0.00%	0.00%
V	94989MBF5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989MBH1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			914,361,542.00	588,300,082.10	182,439,635.53	2,175,691.14	0.00	5,000,741.91	184,615,326.67	400,859,704.66

X-A	94989MAH2	0.649996%	691,485,000.00	394,230,510.28	0.00	213,540.22	0.00	0.00	213,540.22	211,790,874.75
X-E	94989MAP4	0.974264%	25,145,000.00	25,145,000.00	0.00	20,414.90	0.00	0.00	20,414.90	25,145,000.00
X-F	94989MAR0	0.974264%	18,287,000.00	18,287,000.00	0.00	14,846.98	0.00	0.00	14,846.98	14,196,829.91
X-G	94989MAT6	0.974264%	29,717,540.00	910,571.82	0.00	739.28	0.00	0.00	739.28	0.00
Notional SubTotal			764,634,540.00	438,573,082.10	0.00	249,541.38	0.00	0.00	249,541.38	251,132,704.66

Deal Distribution Total					182,439,635.53	2,425,232.52	0.00	5,000,741.91	184,864,868.05

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989MAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989MAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989MAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989MAD1	683.09006853	683.09006853	1.99120753	0.00000000	0.00000000	0.00000000	0.00000000	685.08127607	0.00000000
A-5	94989MAE9	1,000.00000000	332.76936464	3.13916666	0.00000000	0.00000000	0.00000000	0.00000000	335.90853130	667.23063536
A-SB	94989MAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989MAG4	1,000.00000000	0.00000000	3.43416667	0.00000000	0.00000000	0.00000000	0.00000000	3.43416667	1,000.00000000
B	94989MAK5	1,000.00000000	0.00000000	3.66105360	0.00000000	0.00000000	0.00000000	0.00000000	3.66105360	1,000.00000000
C	94989MAL3	1,000.00000000	0.00000000	3.66105373	0.00000000	0.00000000	0.00000000	0.00000000	3.66105373	1,000.00000000
D	94989MAM1	1,000.00000000	0.00000000	3.66105367	0.00000000	0.00000000	0.00000000	0.00000000	3.66105367	1,000.00000000
E	94989MAZ2	1,000.00000000	0.00000000	15.81919865	(12.97003182)	4.01412408	0.00000000	0.00000000	15.81919865	1,000.00000000
F	94989MBB4	1,000.00000000	0.00000000	0.00000000	2.84916662	58.11155028	0.00000000	223.66545032	0.00000000	776.33454968
G	94989MBD0	30.64088818	0.00000000	0.00000000	0.08730097	132.29388402	0.00000000	30.64088818	0.00000000	0.00000000
V	94989MBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989MBH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989MAH2	570.12156486	0.00000000	0.30881396	0.00000000	0.00000000	0.00000000	0.00000000	0.30881396	306.28412005
X-E	94989MAP4	1,000.00000000	0.00000000	0.81188706	0.00000000	0.00000000	0.00000000	0.00000000	0.81188706	1,000.00000000
X-F	94989MAR0	1,000.00000000	0.00000000	0.81188713	0.00000000	0.00000000	0.00000000	0.00000000	0.81188713	776.33454968
X-G	94989MAT6	30.64088818	0.00000000	0.02487689	0.00000000	0.00000000	0.00000000	0.00000000	0.02487689	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/25 - 03/30/25	30	0.00	298,681.13	0.00	298,681.13	0.00	0.00	0.00	298,681.13	0.00
A-5	03/01/25 - 03/30/25	30	0.00	754,451.62	0.00	754,451.62	0.00	0.00	0.00	754,451.62	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	03/01/25 - 03/30/25	30	0.00	213,540.22	0.00	213,540.22	0.00	0.00	0.00	213,540.22	0.00
X-E	03/01/25 - 03/30/25	30	0.00	20,414.90	0.00	20,414.90	0.00	0.00	0.00	20,414.90	0.00
X-F	03/01/25 - 03/30/25	30	0.00	14,846.98	0.00	14,846.98	0.00	0.00	0.00	14,846.98	0.00
X-G	03/01/25 - 03/30/25	30	0.00	739.28	0.00	739.28	0.00	0.00	0.00	739.28	0.00
A-S	03/01/25 - 03/30/25	30	0.00	176,626.06	0.00	176,626.06	0.00	0.00	0.00	176,626.06	0.00
B	03/01/25 - 03/30/25	30	0.00	267,802.41	0.00	267,802.41	0.00	0.00	0.00	267,802.41	0.00
C	03/01/25 - 03/30/25	30	0.00	133,903.04	0.00	133,903.04	0.00	0.00	0.00	133,903.04	0.00
D	03/01/25 - 03/30/25	30	0.00	146,453.13	0.00	146,453.13	0.00	0.00	0.00	146,453.13	0.00
E	03/01/25 - 03/30/25	30	427,066.60	71,642.30	0.00	71,642.30	(326,131.45)	0.00	0.00	397,773.75	100,935.15
F	03/01/25 - 03/30/25	30	1,010,583.21	52,102.71	0.00	52,102.71	52,102.71	0.00	0.00	0.00	1,062,685.92
G	03/01/25 - 03/30/25	30	3,928,854.42	2,594.37	0.00	2,594.37	2,594.37	0.00	0.00	0.00	3,931,448.79
Totals			5,366,504.23	2,153,798.15	0.00	2,153,798.15	(271,434.37)	0.00	0.00	2,425,232.52	5,095,069.86

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989MAG4	4.121000%	51,432,000.00	51,432,000.00	0.00	176,626.06	0.00	0.00	176,626.06	51,432,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989MAK5	4.393264%	73,149,000.00	73,149,000.00	0.00	267,802.41	0.00	0.00	267,802.41	73,149,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989MAL3	4.393264%	36,575,000.00	36,575,000.00	0.00	133,903.04	0.00	0.00	133,903.04	36,575,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			161,156,000.03	161,156,000.00	0.00	578,331.51	0.00	0.00	578,331.51	161,156,000.00

Exchangeable Certificate Details
PEX	94989MAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	184,864,868.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,168,137.60	Master Servicing Fee	10,287.08
Interest Reductions due to Nonrecoverability Determination	(50,656.51)	Certificate Administrator Fee	2,272.30
Interest Adjustments	(36.60)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	253.30
ARD Interest	0.00	Trust Advisor Fee	709.23
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,117,444.49	Total Fees	13,731.90

Principal		Expenses/Reimbursements
Scheduled Principal	93,367,056.90	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	94,051,546.38	Special Servicing Fees (Monthly)	(322,685.32)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,165.38
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	21,737.56	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	36.60	Non-Recoverable Advances	5,000,741.91
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	187,440,377.44	Total Expenses/Reimbursements	4,679,221.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,425,232.52
Excess Liquidation Proceeds	0.00	Principal Distribution	182,439,635.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	184,864,868.05
Total Funds Collected	189,557,821.93	Total Funds Distributed	189,557,821.92

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	588,300,082.10	588,300,082.10	Beginning Certificate Balance	588,300,082.10
(-) Scheduled Principal Collections	93,367,056.90	93,367,056.90	(-) Principal Distributions	182,439,635.53
(-) Unscheduled Principal Collections	94,073,283.94	94,073,283.94	(-) Realized Losses	5,000,741.91
(-) Principal Adjustments (Cash)	36.60	36.60	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	5,000,741.91
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	400,859,704.66	400,859,704.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	589,412,155.77	589,412,155.77	Ending Certificate Balance	400,859,704.66
Ending Actual Collateral Balance	401,985,550.89	401,985,550.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	5,000,741.91	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,000,741.91	0.00	Net WAC Rate	4.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	36,336,662.64	9.06%	3	4.8466	NAP	Defeased	4	36,336,662.64	9.06%	3	4.8466	NAP
2,000,000 or less	1	1,377,652.69	0.34%	2	5.3400	1.153800	1.20 or less	9	178,029,392.23	44.41%	(15)	3.8903	0.535498
2,000,001 to 3,000,000	3	8,419,320.69	2.10%	(1)	4.3689	1.613407	1.21 to 1.30	2	5,797,264.41	1.45%	(3)	4.1965	1.288891
3,000,001 to 4,000,000	3	11,503,554.62	2.87%	0	4.2710	1.613861	1.31 to 1.40	4	22,355,315.24	5.58%	0	4.3571	1.374181
4,000,001 to 5,000,000	2	9,648,447.44	2.41%	2	4.7826	3.048742	1.41 to 1.50	3	71,649,966.75	17.87%	2	4.3859	1.434477
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	14,017,731.99	3.50%	1	4.2200	1.592600
6,000,001 to 7,000,000	1	7,000,000.00	1.75%	2	4.1800	2.163800	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	2	14,521,163.98	3.62%	0	4.4879	1.383814	1.71 to 1.80	1	13,973,596.36	3.49%	3	4.4200	1.804800
8,000,001 to 9,000,000	1	8,378,264.06	2.09%	3	4.5660	0.882500	1.81 to 1.90	1	13,141,958.74	3.28%	2	4.0700	1.845400
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	11	139,752,285.06	34.86%	2	4.3071	1.079476	2.01 to 2.25	4	33,287,312.58	8.30%	2	4.3477	2.134031
15,000,001 to 20,000,000	1	18,922,353.48	4.72%	2	4.8750	1.492200	2.26 to 2.50	1	2,622,056.28	0.65%	3	4.7500	2.330900
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	85,000,000.00	21.20%	(33)	3.2401	1.210971	2.76 to 3.00	1	4,753,458.08	1.19%	3	4.9500	2.966300
50,000,001 to 70,000,000	1	60,000,000.00	14.97%	2	4.4100	0.447500	3.01 to 3.50	1	4,894,989.36	1.22%	2	4.6200	3.128800
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	32	400,859,704.66	100.00%	(6)	4.1970	1.163680	Totals	32	400,859,704.66	100.00%	(6)	4.1970	1.163680
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	36,336,662.64	9.06%	3	4.8466	NAP
							Defeased	6	36,336,662.64	9.06%	3	4.8466	NAP
California	8	115,868,485.16	28.90%	2	4.3764	1.072086
							Industrial	3	17,875,514.36	4.46%	2	4.5917	2.415986
Florida	1	40,000,000.00	9.98%	2	4.2900	1.411300
							Lodging	4	47,785,757.60	11.92%	2	4.4932	1.435747
Georgia	1	1,377,652.69	0.34%	2	5.3400	1.153800
							Mixed Use	2	21,110,557.76	5.27%	1	4.1726	0.327337
Idaho	1	4,894,989.36	1.22%	2	4.6200	3.128800
							Multi-Family	2	13,273,253.42	3.31%	3	4.5859	1.710904
Illinois	1	2,821,075.57	0.70%	(2)	4.1400	1.306500
							Office	5	127,186,700.26	31.73%	2	4.3804	0.707700
Indiana	1	10,517,296.90	2.62%	1	4.4400	(0.581600)
							Other	1	45,000,000.00	11.23%	(65)	2.3069	1.032900
Minnesota	1	10,500,000.00	2.62%	2	4.3900	2.188100
							Retail	13	92,291,258.62	23.02%	1	4.3298	1.481847
Nebraska	1	2,976,188.84	0.74%	(3)	4.2500	1.272200
							Totals	36	400,859,704.66	100.00%	(6)	4.1970	1.163680
New Jersey	1	7,000,000.00	1.75%	2	4.1800	2.163800

New York	3	66,621,436.66	16.62%	(44)	2.9249	0.732000

North Carolina	1	3,669,403.36	0.92%	2	4.6050	2.163700

Ohio	1	3,995,614.55	1.00%	(2)	4.0900	1.355100

Pennsylvania	3	40,572,469.87	10.12%	2	4.8145	1.221137

Texas	2	11,000,320.34	2.74%	3	4.6099	1.227743

Washington	2	26,141,958.74	6.52%	2	4.2391	1.114590

Washington, DC	1	12,727,613.27	3.18%	1	3.9600	1.421500

Wisconsin	1	3,838,536.71	0.96%	(1)	4.1400	1.357600

Totals	36	400,859,704.66	100.00%	(6)	4.1970	1.163680

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	36,336,662.64	9.06%	3	4.8466	NAP	Defeased	4	36,336,662.64	9.06%	3	4.8466	NAP
	3.500% or less	1	45,000,000.00	11.23%	(65)	2.3069	1.032900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	12,727,613.27	3.18%	1	3.9600	1.421500	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	9	72,907,453.67	18.19%	1	4.1540	1.129327	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	8	167,619,681.38	41.82%	2	4.3717	0.988923	49 months or greater	28	364,523,042.02	90.94%	(7)	4.1322	1.137560
	4.501% to 4.750%	5	26,574,998.14	6.63%	2	4.6348	1.743456	Totals	32	400,859,704.66	100.00%	(6)	4.1970	1.163680
	4.751% to 5.000%	3	38,315,642.87	9.56%	3	4.8522	1.411248
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	1	1,377,652.69	0.34%	2	5.3400	1.153800
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	400,859,704.66	100.00%	(6)	4.1970	1.163680
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	36,336,662.64	9.06%	3	4.8466	NAP	Defeased	4	36,336,662.64	9.06%	3	4.8466	NAP
	60 months or less	28	364,523,042.02	90.94%	(7)	4.1322	1.137560	Interest Only	6	175,500,000.00	43.78%	(15)	3.8330	0.984556
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	22	189,023,042.02	47.15%	1	4.4100	1.279618
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	400,859,704.66	100.00%	(6)	4.1970	1.163680	Totals	32	400,859,704.66	100.00%	(6)	4.1970	1.163680
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	36,336,662.64	9.06%	3	4.8466	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or lesser	26	343,412,484.26	85.67%	(7)	4.1297	1.187367
	13 months to 24 months	1	7,000,000.00	1.75%	2	4.1800	2.163800
	25 months or greater	1	14,110,557.76	3.52%	1	4.1690	(0.583700)
	Totals	32	400,859,704.66	100.00%	(6)	4.1970	1.163680
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	310928467	OF	Campbell	CA	Actual/360	4.410%	227,850.00	0.00	0.00	N/A	06/11/25	--	60,000,000.00	60,000,000.00	03/11/25
3	310928905	SS	Various	Various	Actual/360	4.385%	193,566.23	51,262,619.31	0.00	N/A	07/01/25	04/01/25	51,262,619.31	0.00	04/01/25
4	304110004	98	New York	NY	Actual/360	2.307%	89,392.38	0.00	0.00	11/05/19	04/05/35	--	45,000,000.00	45,000,000.00	04/05/25
5	310925489	LO	Nashville	TN	Actual/360	4.212%	133,337.76	36,759,928.63	0.00	N/A	07/11/25	--	36,759,928.63	0.00	04/11/25
6	610928899	OF	Orlando	FL	Actual/360	4.290%	147,766.67	0.00	0.00	N/A	06/11/25	--	40,000,000.00	40,000,000.00	03/11/25
8	304110008	MU	Stamford	CT	Actual/360	4.500%	78,633.35	37,904.27	0.00	N/A	07/05/25	--	20,292,477.86	20,254,573.59	04/05/25
9	301741072	RT	Robinson Township	PA	Actual/360	4.875%	79,611.22	42,106.67	0.00	N/A	06/06/25	--	18,964,460.15	18,922,353.48	04/06/25
12	304110012	LO	Philadelphia	PA	Actual/360	4.791%	60,533.00	32,760.62	0.00	N/A	07/05/25	--	14,672,591.93	14,639,831.31	04/05/25
13	310928476	RT	Various	CA	Actual/360	4.420%	53,310.75	33,023.45	0.00	N/A	07/11/25	--	14,006,619.81	13,973,596.36	04/11/25
14	304110014	LO	Napa	CA	Actual/360	4.220%	51,047.29	29,833.27	0.00	N/A	05/05/25	--	14,047,565.26	14,017,731.99	04/05/25
15	304110015	RT	Washington	DC	Actual/360	3.960%	43,512.01	32,505.93	0.00	N/A	05/05/25	--	12,760,119.20	12,727,613.27	02/05/25
16	610922473	RT	Lynnwood	WA	Actual/360	4.070%	46,158.69	28,467.56	0.00	N/A	06/11/25	--	13,170,426.30	13,141,958.74	04/11/25
17	304110017	LO	Binghamton	NY	Actual/360	5.490%	60,935.14	12,889,505.85	0.00	N/A	04/05/25	--	12,889,505.85	0.00	04/05/25
18	301741065	MU	New York	NY	Actual/360	4.169%	0.00	0.00	0.00	N/A	05/06/25	--	14,110,557.76	14,110,557.76	03/06/20
19	310929365	LO	Palo Alto	CA	Actual/360	4.330%	45,291.86	29,203.33	0.00	N/A	06/11/25	--	12,147,112.55	12,117,909.22	04/11/25
21	304110021	OF	Seattle	WA	Actual/360	4.410%	49,367.50	0.00	0.00	N/A	06/05/25	--	13,000,000.00	13,000,000.00	02/05/25
22	304110022	OF	Indianapolis	IN	Actual/360	4.440%	40,307.09	25,099.35	0.00	N/A	05/05/25	--	10,542,396.25	10,517,296.90	10/05/24
23	304110023	MF	Sacramento	CA	Actual/360	4.410%	38,853.22	10,231,263.90	0.00	N/A	06/05/25	--	10,231,263.90	0.00	04/05/25
24	301741061	LO	Saint George	UT	Actual/360	4.490%	37,859.35	9,791,914.19	0.00	N/A	04/06/25	--	9,791,914.19	0.00	04/06/25
25	301741073	LO	Scottsdale	AZ	Actual/360	4.874%	44,964.37	10,713,313.57	0.00	N/A	04/06/25	--	10,713,313.57	0.00	04/06/25
26	304110026	RT	San Francisco	CA	Actual/360	4.140%	39,309.70	20,773.60	0.00	N/A	04/05/25	--	11,026,563.11	11,005,789.51	04/05/25
27	304110027	SS	Union City	NJ	Actual/360	4.390%	32,975.97	8,723,159.60	0.00	N/A	06/05/25	--	8,723,159.60	0.00	04/05/25
28	310929370	IN	Plymouth	MN	Actual/360	4.390%	39,692.92	0.00	0.00	N/A	06/11/25	--	10,500,000.00	10,500,000.00	04/11/25
30	304110030	OF	West Palm Beach	FL	Actual/360	4.220%	29,170.47	8,027,343.01	0.00	N/A	04/05/25	--	8,027,343.01	0.00	04/05/25
31	304110031	SS	Jersey City	NJ	Actual/360	4.390%	30,337.89	8,025,307.49	0.00	N/A	06/05/25	--	8,025,307.49	0.00	04/05/25
32	301741074	MF	Houston	TX	Actual/360	4.566%	33,002.90	15,505.47	0.00	N/A	07/06/25	--	8,393,769.53	8,378,264.06	04/06/25
33	304110033	MF	Independence	MO	Actual/360	5.990%	37,420.11	22,121.24	0.00	N/A	07/05/25	--	7,254,692.89	7,232,571.65	04/05/25
36	304110036	LO	Hummelstown	PA	Actual/360	4.700%	28,436.98	16,010.28	0.00	N/A	06/05/25	--	7,026,295.36	7,010,285.08	04/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	304110037	RT	New York	NY	Actual/360	4.290%	27,794.40	12,984.07	0.00	N/A	03/05/25	--	7,523,862.97	7,510,878.90	03/05/25
39	304110039	RT	Centerville	OH	Actual/360	4.455%	25,566.00	6,663,573.52	0.00	N/A	06/05/25	--	6,663,573.52	0.00	04/05/25
40	304110040	RT	Branson	MO	Actual/360	4.110%	21,990.96	6,213,597.87	0.00	N/A	05/05/25	--	6,213,597.87	0.00	04/05/25
41	301741075	LO	Colorado Springs	CO	Actual/360	4.817%	24,593.50	12,205.04	0.00	N/A	07/06/25	05/06/25	5,929,041.57	5,916,836.53	04/06/25
42	410929293	MU	Franklin Township	NJ	Actual/360	4.180%	25,196.11	0.00	0.00	N/A	06/11/25	--	7,000,000.00	7,000,000.00	04/11/25
43	301741066	MU	Culver City	CA	Actual/360	4.630%	23,256.82	5,833,244.41	0.00	N/A	06/06/25	--	5,833,244.41	0.00	04/06/25
44	304110044	SS	Newark	NJ	Actual/360	4.390%	18,589.24	4,917,427.31	0.00	N/A	06/05/25	--	4,917,427.31	0.00	04/05/25
45	410927006	MF	Coeur DAlene	ID	Actual/360	4.620%	19,518.90	11,311.52	0.00	N/A	06/11/25	--	4,906,300.88	4,894,989.36	04/11/25
46	301741077	IN	Irwindale	CA	Actual/360	4.950%	20,305.88	10,385.89	0.00	N/A	07/06/25	--	4,763,843.97	4,753,458.08	04/06/25
49	304110049	RT	Berea	OH	Actual/360	4.090%	14,116.16	17,133.49	16.52	02/05/25	02/05/35	--	4,012,748.04	3,995,614.55	04/05/25
50	304110050	RT	Grand Chute	WI	Actual/360	4.140%	13,735.46	14,328.46	0.00	03/05/25	03/05/35	--	3,852,865.17	3,838,536.71	04/05/25
51	304110051	SS	Jersey City	NJ	Actual/360	4.390%	14,033.96	3,712,413.99	0.00	N/A	06/05/25	--	3,712,413.99	0.00	04/05/25
52	304110052	OF	Greensboro	NC	Actual/360	4.605%	14,584.41	8,498.04	0.00	N/A	06/05/25	--	3,677,901.40	3,669,403.36	04/05/25
56	304110056	RT	Las Vegas	NV	Actual/360	4.400%	12,047.42	3,179,669.67	0.00	N/A	05/05/25	--	3,179,669.67	0.00	04/05/25
57	304110057	RT	Scottsbluff	NE	Actual/360	4.250%	10,929.07	15,306.12	18.97	01/05/25	01/05/35	--	2,991,494.96	2,976,188.84	04/05/25
58	304110058	RT	Fayetteville	NY	Actual/360	4.480%	11,340.48	6,958.53	0.00	N/A	05/05/25	--	2,939,639.40	2,932,680.87	04/05/25
59	304110059	RT	Geneseo	IL	Actual/360	4.140%	10,090.33	9,621.82	1.11	02/05/25	02/05/35	--	2,830,697.39	2,821,075.57	04/05/25
60	301741076	IN	Laredo	TX	Actual/360	4.750%	10,762.53	9,191.58	0.00	N/A	07/06/25	--	2,631,247.86	2,622,056.28	04/06/25
62	304110062	RT	Johns Creek	GA	Actual/360	5.340%	6,348.04	2,855.52	0.00	N/A	06/05/25	--	1,380,508.21	1,377,652.69	04/05/25
Totals							2,117,444.49	187,440,377.44	36.60				588,300,082.10	400,859,704.66
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1,843,231.09	0.00	--	--	--	0.00	0.00	226,816.67	226,816.67	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	4,360,587.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,092,267.00	3,494,286.00	01/01/24	09/30/24	07/11/24	0.00	0.00	0.00	0.00	0.00	0.00
6	2,203,773.84	2,133,377.07	01/01/24	09/30/24	--	0.00	0.00	146,388.89	146,388.89	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,257,392.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,162,512.49	1,095,419.81	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,970,048.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,781,113.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,241,206.15	975,356.11	01/01/24	09/30/24	--	0.00	0.00	75,744.34	151,617.06	5,369.73	0.00
16	1,709,601.64	1,281,983.38	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,461,232.07	2,577,235.24	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	(255,966.64)	01/01/21	06/30/21	11/12/24	9,719,172.14	566,286.59	(667.08)	2,404,783.40	2,297,751.37	5,000,741.91
19	2,173,178.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	551,268.61	208,075.14	01/01/24	09/30/24	--	0.00	0.00	49,088.76	93,531.39	0.00	0.00
22	704,878.10	(266,982.00)	01/01/24	09/30/24	--	0.00	0.00	65,180.39	391,365.99	163,463.13	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,412,097.22	2,324,870.81	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	759,894.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,111,607.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	562,756.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	483,034.10	647,232.65	01/01/24	09/30/24	03/11/25	0.00	36,663.60	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	689,898.24	0.00	--	--	--	0.00	0.00	40,648.89	40,648.89	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,044,124.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	352,750.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	645,352.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,152,066.79	897,239.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	896,266.75	556,258.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	397,700.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	383,150.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	677,149.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	402,378.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	283,262.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	272,053.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	594,717.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	149,987.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	42,429,788.46	16,021,136.37				9,719,172.14	602,950.19	603,200.87	3,455,152.29	2,466,584.23	5,000,741.91

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	310925489	36,682,680.19	Disposition	0.00	0.00
23	304110023	10,206,946.80	Payoff Prior to Maturity	0.00	0.00
27	304110027	8,702,367.25	Payoff Prior to Maturity	0.00	0.00
31	304110031	8,006,178.53	Payoff Prior to Maturity	0.00	0.00
39	304110039	6,650,013.05	Payoff Prior to Maturity	0.00	0.00
40	304110040	6,198,095.98	Payoff Prior to Maturity	0.00	0.00
43	301741066	5,823,937.25	Payoff Prior to Maturity	0.00	0.00
44	304110044	4,905,706.22	Payoff Prior to Maturity	0.00	0.00
49	304110049	6,877.42	Partial Liquidation (Curtailment)	0.00	0.00
50	304110050	4,637.50	Partial Liquidation (Curtailment)	0.00	0.00
51	304110051	3,703,565.15	Payoff Prior to Maturity	0.00	0.00
56	304110056	3,172,055.96	Payoff Prior to Maturity	0.00	0.00
57	304110057	7,775.64	Partial Liquidation (Curtailment)	0.00	0.00
59	304110059	2,447.00	Partial Liquidation (Curtailment)	0.00	0.00
Totals		94,073,283.94		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	2	25,727,613.27	0	0.00	2	24,627,854.66	1	10,517,296.90	1	14,110,557.76	0	0.00	4	21,737.56	10	94,051,546.38	4.196969%	4.077754%	(6)
03/17/25	0	0.00	0	0.00	2	24,652,954.01	2	24,652,954.01	0	0.00	0	0.00	0	0.00	0	0.00	4.279852%	4.199940%	(2)
02/18/25	0	0.00	0	0.00	2	24,681,854.24	1	14,110,557.76	0	0.00	0	0.00	0	0.00	1	2,028,726.42	4.279801%	4.200038%	(1)
01/17/25	0	0.00	0	0.00	2	24,706,747.91	1	14,110,557.76	0	0.00	0	0.00	0	0.00	2	20,532,149.37	4.280924%	4.201460%	0
12/17/24	1	13,000,000.00	0	0.00	3	47,131,546.77	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.296551%	4.210274%	1
11/18/24	1	7,093,331.13	1	10,647,001.54	2	36,510,557.76	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.296804%	4.210557%	2
10/18/24	1	13,000,000.00	1	10,671,606.87	2	36,510,557.76	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.297039%	4.210820%	3
09/17/24	1	7,125,545.53	2	23,697,432.81	2	36,510,557.76	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.297289%	4.211099%	4
08/16/24	0	0.00	2	23,721,846.06	2	36,510,557.76	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.297521%	4.211359%	5
07/17/24	2	23,746,166.32	0	0.00	2	36,510,557.76	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.297752%	4.211616%	6
06/17/24	1	13,000,000.00	0	0.00	3	47,282,275.17	1	14,110,557.76	0	0.00	0	0.00	0	0.00	1	776,549.07	4.297996%	4.211368%	7
05/17/24	1	10,795,847.73	0	0.00	3	44,202,374.34	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.299256%	4.210514%	8
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310928467	03/11/25	0	A	226,816.67	226,816.67	0.00	60,000,000.00	04/02/25	13
6	610928899	03/11/25	0	A	146,388.89	146,388.89	0.00	40,000,000.00	01/31/19	13
15	304110015	02/05/25	1	1	75,744.34	151,617.06	5,369.73	12,796,723.22
18	301741065	03/06/20	60	6	(667.08)	2,404,783.40	3,807,356.42	15,000,000.00	03/06/20	7	05/17/24		03/14/25
21	304110021	02/05/25	1	1	49,088.76	93,531.39	7,785.69	13,000,000.00	03/01/24	13
22	304110022	10/05/24	5	6	65,180.39	391,365.99	171,316.63	10,671,606.87	10/05/23	2		02/14/25
37	304110037	03/05/25	0	5	40,648.89	40,648.89	0.00	7,523,862.97
Totals					603,200.87	3,455,152.29	3,991,828.47	158,992,193.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		18,516,668	11,005,790	7,510,879		0
0 - 6 Months		323,711,621	273,356,153	25,727,613		24,627,855
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		58,631,416	58,631,416	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	400,859,705	350,504,237	25,727,613	0	0	24,627,855
Mar-25	588,300,082	556,123,265	7,523,863	0	0	24,652,954
Feb-25	590,610,124	565,928,270	0	0	10,571,296	14,110,558
Jan-25	596,823,094	572,116,346	0	0	10,596,190	14,110,558
Dec-24	669,357,577	609,226,030	13,000,000	0	33,020,989	14,110,558
Nov-24	670,310,201	616,059,311	7,093,331	10,647,002	22,400,000	14,110,558
Oct-24	671,207,036	611,024,872	13,000,000	10,671,607	22,400,000	14,110,558
Sep-24	672,152,791	604,819,255	7,125,546	23,697,433	22,400,000	14,110,558
Aug-24	673,042,555	612,810,151	0	23,721,846	22,400,000	14,110,558
Jul-24	673,928,905	613,672,181	23,746,166	0	22,400,000	14,110,558
Jun-24	674,864,551	614,582,276	13,000,000	0	33,171,717	14,110,558
May-24	683,435,727	628,437,505	10,795,848	0	30,091,817	14,110,558
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310928467	60,000,000.00	60,000,000.00	100,000,000.00	04/21/15	1,204,024.09	0.44750	12/31/24	06/11/25	I/O
5	310925489	0.00	-	66,500,000.00	06/13/24	3,133,295.00	1.65320	09/30/24	07/11/25	242
6	610928899	40,000,000.00	40,000,000.00	44,500,000.00	03/20/23	1,831,577.07	1.41130	09/30/24	06/11/25	I/O
18	301741065	14,110,557.76	15,000,000.00	12,500,000.00	10/01/24	(255,966.64)	(0.58370)	06/30/21	05/06/25	242
21	304110021	13,000,000.00	13,000,000.00	18,800,000.00	03/18/15	164,858.64	0.37580	09/30/24	06/05/25	I/O
22	304110022	10,517,296.90	10,671,606.87	17,800,000.00	02/03/15	(342,381.00)	(0.58160)	09/30/24	05/05/25	240
36	304110036	7,010,285.08	7,010,285.08	8,700,000.00	02/26/25	546,205.40	1.36540	09/30/24	06/05/25	241
Totals		144,638,139.74	145,681,891.95	268,800,000.00		6,281,612.56

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	310928467	OF	CA	04/02/25	13
5	310925489	LO	TN	06/22/20	11
6	610928899	OF	FL	01/31/19	13
18	301741065	MU	NY	03/06/20	7
21	304110021	OF	WA	03/01/24	13
22	304110022	OF	IN	10/05/23	2

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
36	304110036	LO	PA	06/15/20	98

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310925489	0.00	4.21230%	0.00	4.21230%	10	02/09/21	04/11/20	03/11/21
5	310925489	0.00	4.21230%	0.00	4.21230%	10	03/11/21	04/11/20	02/09/21
17	304110017	0.00	5.49000%	0.00	5.49000%	8	05/02/22	05/05/22	--
20	303750013	0.00	4.11000%	0.00	4.11000%	10	12/13/21	06/05/20	--
30	304110030	9,060,310.20	4.22000%	9,060,310.20	4.22000%	10	07/27/20	06/05/20	08/11/20
30	304110030	0.00	4.22000%	0.00	4.22000%	10	08/11/20	06/05/20	07/27/20
41	301741075	6,561,605.21	4.81700%	6,561,605.21	4.81700%	10	07/01/20	05/06/20	08/11/20
41	301741075	0.00	4.81700%	0.00	4.81700%	10	08/11/20	05/06/20	07/01/20
52	304110052	4,111,413.86	4.60500%	4,111,413.86	4.60500%	10	04/02/20	06/05/20	09/11/20
52	304110052	0.00	4.60500%	0.00	4.60500%	10	09/11/20	06/05/20	04/02/20
Totals		19,733,329.27		19,733,329.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	303541121	10/18/19	90,000,000.00	322,000,000.00	90,293,165.23	89,097,068.35	90,293,165.23	1,196,096.88	902,931.65	0.00	451,534.10	451,397.55	0.50%
5	310925489	04/17/25	36,759,928.63	66,500,000.00	37,682,870.79	922,942.17	37,682,870.79	36,759,928.62	0.00	0.00	0.00	0.00	0.00%
10	304110010	01/17/25	22,400,000.00	9,500,000.00	8,789,972.85	988,345.96	8,789,972.85	7,801,626.89	14,598,373.11	0.00	0.00	14,598,373.11	65.17%
20	303750013	01/17/25	12,753,116.09	54,500,000.00	12,987,747.75	234,631.66	12,987,747.75	12,753,116.09	0.00	0.00	0.00	0.00	0.00%
34	304110034	06/17/24	7,691,816.58	5,600,000.00	3,388,571.09	2,612,022.02	3,388,571.09	776,549.07	6,915,267.51	0.00	0.00	6,915,267.51	75.57%
47	304110047	04/18/22	5,089,359.95	1,900,000.00	1,781,829.77	1,345,569.83	1,781,829.77	436,259.94	4,653,100.01	0.00	63,168.32	4,589,931.69	80.52%
48	304110048	06/16/23	4,489,086.39	3,200,000.00	2,532,578.86	502,087.20	2,532,578.86	2,030,491.66	2,458,594.73	0.00	207,920.31	2,250,674.42	43.28%
Current Period Totals			36,759,928.63	66,500,000.00	37,682,870.79	922,942.17	37,682,870.79	36,759,928.62	0.00	0.00	0.00	0.00
Cumulative Totals			179,183,307.64	463,200,000.00	157,456,736.34	95,702,667.19	157,456,736.34	61,754,069.15	29,528,267.01	0.00	722,622.73	28,805,644.28

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	303541121	11/18/21	0.00	0.00	451,397.55	0.00	0.00	(209.24)	0.00	0.00	452,722.41
		11/18/19	0.00	0.00	451,606.79	0.00	(1,324.86)	(450,000.00)	0.00	0.00
		10/18/19	0.00	0.00	902,931.65	0.00	0.00	902,931.65	0.00	0.00
5	310925489	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	304110010	01/17/25	0.00	0.00	14,598,373.11	0.00	0.00	14,598,373.11	0.00	0.00	14,598,373.11
20	303750013	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	304110034	06/17/24	0.00	0.00	6,915,267.51	0.00	0.00	6,915,267.51	0.00	0.00	6,915,267.51
47	304110047	06/16/23	0.00	0.00	4,589,931.69	0.00	0.00	(63,168.32)	0.00	0.00	4,589,931.69
		04/18/22	0.00	0.00	4,653,100.01	0.00	0.00	4,653,100.01	0.00	0.00
48	304110048	02/16/24	0.00	0.00	2,250,674.42	0.00	0.00	(830.68)	0.00	0.00	2,250,674.42
		11/17/23	0.00	0.00	2,251,505.10	0.00	0.00	(207,089.63)	0.00	0.00
		06/16/23	0.00	0.00	2,458,594.73	0.00	0.00	2,458,594.73	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	28,805,644.28	0.00	(1,324.86)	28,806,969.14	0.00	0.00	28,806,969.14

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	3,750.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	(349,046.43)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,165.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	50,656.51	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	16.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	18.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	1.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	36.60	0.00	(322,685.32)	0.00	1,165.38	0.00	0.00	50,656.51	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(270,826.83)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29